Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class B Ordinary shares
Balance at Dec. 31, 2020	$ 16,908	$ 24,137	$ (7,948)	$ 719
Balance (in Shares) at Dec. 31, 2020				7,187,500
Class B ordinary shares issued to Sponsor	144	0		$ 144
Class B ordinary shares issued to Sponsor (Shares)				1,437,500
Remeasurement of Class A ordinary shares subject to possible redemption	(33,710,736)	(24,137)	(33,686,599)
Net loss	(1,035,380)		(1,035,380)
Balance at Dec. 31, 2021	(34,729,064)	0	(34,729,927)	$ 863
Balance (in Shares) at Dec. 31, 2021				8,625,000
Waived deferred underwriting fee	4,079,413	4,079,413
Remeasurement of Class A ordinary shares subject to possible redemption	(4,952,531)	(2,878,625)	(2,073,906)
Net loss	8,779,014		8,779,014
Balance at Dec. 31, 2022	$ (26,823,168)	$ 1,200,788	$ (28,024,819)	$ 863
Balance (in Shares) at Dec. 31, 2022				8,625,000